Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Old Westbury All Cap Core Fund | Old Westbury All Cap Core Fund
Prospectus [Line Items]
Annual Return [Percent]	10.38%	21.31%	25.92%	(22.13%)	25.85%	23.63%	32.12%	(4.02%)	20.93%	7.32%
Old Westbury Large Cap Strategies Fund | Old Westbury Large Cap Strategies Fund
Prospectus [Line Items]
Annual Return [Percent]	17.51%	20.87%	19.74%	(22.14%)	17.34%	15.34%	25.19%	(8.60%)	19.40%	4.73%
Old Westbury Small & Mid Cap Strategies Fund | Old Westbury Small & Mid Cap Strategies Fund
Prospectus [Line Items]
Annual Return [Percent]	18.03%	7.76%	11.66%	(22.54%)	5.52%	22.09%	24.50%	(11.90%)	18.19%	8.91%
Old Westbury Credit Income Fund | Old Westbury Credit Income Fund
Prospectus [Line Items]
Annual Return [Percent]	7.70%	2.34%	6.41%	(16.20%)	2.77%
Old Westbury Fixed Income Fund | Old Westbury Fixed Income Fund
Prospectus [Line Items]
Annual Return [Percent]	6.46%	1.94%	4.81%	(8.39%)	(1.88%)	6.06%	6.12%	0.64%	1.41%	0.77%
Old Westbury Short-Term Bond Fund | Old Westbury Short-Term Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	5.24%
Old Westbury Municipal Bond Fund | Old Westbury Municipal Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	4.29%	0.44%	4.02%	(5.39%)	(0.63%)	4.10%	5.24%	0.87%	2.22%	(0.35%)
Old Westbury California Municipal Bond Fund | Old Westbury California Municipal Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	4.45%	0.33%	4.75%	(5.15%)	(0.62%)	3.91%	4.41%
Old Westbury New York Municipal Bond Fund | Old Westbury New York Municipal Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	4.06%	0.46%	4.24%	(5.03%)	(0.31%)	3.74%	4.95%